CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 5,989	¥ 41,226	¥ 71,289	¥ 24,320
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation of previously held equity interest	(112)	(770)	(18,603)	(6,535)
Gain on disposals of equity investees	(78)	(536)	(3,089)	(128)
Realized and unrealized gain related to investment securities	(797)	(5,488)	(906)	(178)
Change in fair value of other assets and liabilities	(110)	(759)	84	102
(Gain) Loss on disposals of subsidiaries	5	35	(26,913)	(307)
Depreciation and amortization of property and equipment and land use rights	768	5,284	3,770	2,326
Amortization of intangible assets and licensed copyrights of video content	1,309	9,008	3,278	2,173
Tax benefits from share-based awards	(199)	(1,369)	(1,120)
Share-based compensation expense	2,324	15,995	16,082	13,028
Impairment of cost method equity investees and investment securities	334	2,298	1,864	419
Impairment of goodwill and licensed copyrights of video content	124	857	455	175
(Gain) Loss on disposals of property and equipment	5	34	(11)	(13)
Amortization of restructuring reserve	38	264	264	166
Share of results of equity investees	730	5,027	1,730	1,590
Deferred income taxes	41	281	1,226	1,659
Allowance for doubtful accounts	244	1,680	483	861
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Escrow receivables	(367)	(2,528)		(851)
Prepayments, receivables and other assets	(1,197)	(8,237)	(4,504)	(14,138)
Income tax payable	683	4,698	1,237	1,410
Escrow money payable	367	2,528		837
Accrued expenses, accounts payable and other liabilities	772	5,312	7,757	10,494
Merchant deposits	127	875	113	2,490
Deferred revenue and customer advances	670	4,611	2,350	1,317
Net cash provided by operating activities	11,670	80,326	56,836	41,217
Cash flows from investing activities:
(Increase) Decrease in short term investments, net	836	5,761	4,619	(1,113)
Decrease in restricted cash	66	452	746	1,139
(Increase) Decrease in trading securities, net	179	1,229	9	(16)
Payments for settlement of forward contracts	(37)	(256)
Acquisitions of available-for-sale and held-to-maturity securities	(679)	(4,669)	(15,363)	(11,801)
Disposals of available-for-sale and held-to-maturity securities	633	4,354	2,177	939
Acquisitions of equity investees	(5,728)	(39,429)	(37,625)	(23,430)
Disposals of equity investees	718	4,941	10,021	99
Acquisitions of:
Land use rights and construction in progress	(774)	(5,326)	(5,407)	(2,935)
Other property and equipment, intangible assets and licensed copyrights of video content	(1,775)	(12,220)	(5,438)	(4,770)
Cash paid for business combinations, net of cash acquired	(4,860)	(33,454)	(1,495)	(10,255)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	36	250	4,890	(1,271)
Loans to employees, net of repayments		3	35	(40)
Net cash used in investing activities	(11,385)	(78,364)	(42,831)	(53,454)
Cash flows from financing activities:
Issuance of ordinary shares, including repayment of loan and interest receivable on employee loans for the exercise of ordinary shares	2,122	14,607	693	61,831
Repurchase of ordinary shares	(1,915)	(13,182)	(19,795)	(270)
(Repurchase) Subscription of rights for Partner Capital Investment Plan	13	87		(123)
Payment of dividend on Convertible Preference Shares				(104)
Dividend paid by a consolidated subsidiary to noncontrolling interests	(24)	(163)	(3)	(61)
Capital injection from noncontrolling interest	218	1,501	56	174
Proceeds from deemed disposals of partial interest in subsidiaries, net of related costs	6	42		6
Tax benefits from share-based awards	100	689	725
Proceeds from secured borrowings relating to micro loans				88,422
Repayment of secured borrowings relating to micro loans				(82,269)
Proceeds from current bank borrowings	9,922	68,296	28,208	25,804
Repayment of current bank borrowings	(9,758)	(67,169)	(26,349)	(24,734)
Proceeds from non-current bank borrowings	4,123	28,381	765	19,602
Repayment of non-current bank borrowings	(25)	(175)	(146)	(49,538)
Proceeds from unsecured senior notes				48,757
Net cash provided by (used in) financing activities	4,782	32,914	(15,846)	87,497
Effect of exchange rate changes on cash and cash equivalents	296	2,042	466	(112)
Increase (Decrease) in cash and cash equivalents	5,363	36,918	(1,375)	75,148
Cash and cash equivalents at beginning of year	15,519	106,818	108,193	33,045
Cash and cash equivalents at end of year	20,882	143,736	106,818	108,193
Supplemental disclosures of cash flow information:
Payment of income taxes		9,652	6,465	3,458
Payment of interest		2,465	1,560	956
Business combinations:
Cash paid for business combinations		(41,836)	(3,055)	(16,291)
Cash acquired in business combinations		8,382	1,560	6,036
Cash paid for business combinations, net of cash acquired	$ (4,860)	¥ (33,454)	(1,495)	¥ (10,255)
Restructuring of equity investments			¥ 6,202